CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (Parenthetical) (USD $)	1 Months Ended
	Jun. 30, 2014	May 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	May 31, 2013
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) [Abstract]
Issuance expenses	$ 45,000	$ 8,000	$ 9,000	$ 33,000	$ 34,000	$ 24,000	$ 300	$ 11,000	$ 144,000